Property, Plant and Equipment (Changes in the Liability for Generation of AROs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Balance at January 1	$ 4.7	$ 8.0
Settlements	0.0	(3.3)
Balance at December 31	$ 4.7	$ 4.7